Schedule of Real Estate Under Construction (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Real Estate [Abstract]
Beginning balance		$ 76,882	$ 15,101
Capitalized costs	[1],[2],[3]	45,907	8,991
Land held for development	[3],[4]	10,958	48,085
Capitalized interest		151	43
Acquisition of construction in progress	[3]		4,662
Ending balance		$ 133,898	$ 76,882

[1]	Includes development fees and employee reimbursement expenditures of $5.6 million and $2.7 million for the years ended December 31, 2022 and 2021, respectively.
[2]	Includes direct and indirect project costs to the construction and development of real estate projects, including but not limited to loan fees, property taxes and insurance, incurred of $2.2 million and $0.5 million for the years ended December 31, 2022 and 2021, respectively.
[3]	Includes non-cash investing activity of $13.9 million (inclusive of land contributed by one of the CMC JV Partners, unpaid development fees of $4.3 million, and unpaid employee cost sharing and reimbursements of $0.3 million) and $1.6 million for the years ended December 31, 2022 and 2021, respectively. See “Note 5 – Related Party Agreements” for additional details regarding our transactions with related parties.
[4]	Includes ground lease payments and straight-line rent adjustments incurred of $0.8 million and less than $0.1 million for the years ended December 31, 2022 and 2021, respectively.